Basis of Presentation and Summary of Significant Accounting Policies (Estimated Useful Lives Of Property, Plant And Equipment) (Detail)	12 Months Ended
Dec. 31, 2015
Gathering systems and pipelines | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Gathering systems and pipelines | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Facilities and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Facilities and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Buildings, land, rights-of-way, storage contracts and easements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Buildings, land, rights-of-way, storage contracts and easements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Office furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Office furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years